Operating segments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments
Revenue	₽ 51,502	₽ 41,135	₽ 40,622
Cost of revenues	(17,365)	(18,022)	(16,494)
Segment net revenue	34,137	23,113
Profit (loss) before tax	18,184	20,616	14,365
Profit (loss) from continuing operations	13,755	17,536	11,246
Net profit/(loss)	13,755	17,536	8,938
Discontinued operations
Disclosure of operating segments
Revenue			2,614
Cost of revenues			(764)
Profit (loss) before tax			(2,509)
Net profit/(loss)			(2,308)
Continuing and discontinued operations
Disclosure of operating segments
Revenue			43,236
Segment net revenue			25,978
Profit (loss) before tax			11,856
PS
Disclosure of operating segments
Segment net revenue	30,103	21,100
PS | Continuing and discontinued operations
Disclosure of operating segments
Segment net revenue			22,637
CO
Disclosure of operating segments
Segment net revenue	4,034	2,013
CO | Continuing and discontinued operations
Disclosure of operating segments
Segment net revenue			3,341
Operating segments
Disclosure of operating segments
Profit (loss) before tax	18,509	12,712
Net profit/(loss)	13,996	9,594
Operating segments | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax			13,195
Net profit/(loss)			10,304
Operating segments | PS
Disclosure of operating segments
Profit (loss) before tax	20,036	13,832
Net profit/(loss)	15,799	10,971
Operating segments | PS | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax			15,629
Net profit/(loss)			12,608
Operating segments | CO
Disclosure of operating segments
Profit (loss) before tax	(1,527)	(1,120)
Net profit/(loss)	(1,803)	(1,377)
Operating segments | CO | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax			(2,434)
Net profit/(loss)			(2,304)
Material reconciling items, gain on disposal of an associatte
Disclosure of operating segments
Profit (loss) before tax		8,177
Net profit/(loss)		8,177
Material reconciling items, fair value adjustments recorded on business combinations and their amortization
Disclosure of operating segments
Profit (loss) before tax	(219)	(241)
Net profit/(loss)	(219)	(241)
Material reconciling items, fair value adjustments recorded on business combinations and their amortization | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax			(337)
Net profit/(loss)			(337)
Material reconciling items, impairment of non-current assets
Disclosure of operating segments
Profit (loss) before tax	(47)	(24)
Net profit/(loss)	(47)	(24)
Material reconciling items, impairment of non-current assets | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax			(134)
Net profit/(loss)			(134)
Material reconciling items, share-based payments
Disclosure of operating segments
Profit (loss) before tax	(59)	(8)
Net profit/(loss)	(59)	(8)
Material reconciling items, share-based payments | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax			(43)
Net profit/(loss)			(43)
Material reconciling items, offering expenses | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax			(71)
Net profit/(loss)			(71)
Material reconciling items, loss on forward contract to sell Sovest loans' portfolio | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax			(712)
Net profit/(loss)			(712)
Material reconciling items, loss on disposal of subsidiary | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax			(42)
Net profit/(loss)			(42)
Material reconciling items, effect from taxation
Disclosure of operating segments
Net profit/(loss)	₽ 84	₽ 38
Material reconciling items, effect from taxation | Continuing and discontinued operations
Disclosure of operating segments
Net profit/(loss)			₽ (27)